INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 200	$ 68	$ 0
Finished products	7	166	0
Inventory, Net	$ 207	$ 234	$ 0